Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000240224
Shareholder Report [Line Items]
Fund Name	Hunter Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSCVX
Additional Information Phone Number	1-833-835-1171
Additional Information Website	https://www.hunterfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93% [1]
AssetsNet	$ 58,930,645
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 146,296
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$58,930,645
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$146,296
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Money Market Funds	5.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	2.2%
Materials	3.4%
Energy	3.6%
Utilities	4.0%
Consumer Staples	5.1%
Money Market Funds	5.9%
Health Care	6.8%
Real Estate	7.3%
Technology	8.3%
Consumer Discretionary	10.4%
Industrials	17.2%
Financials	25.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.9%
Tower Semiconductor Ltd.	3.1%
Black Hills Corporation	2.8%
Littelfuse, Inc.	2.7%
John B Sanfilippo & Son, Inc.	2.6%
Prosperity Bancshares, Inc.	2.5%
ESAB Corporation	2.4%
Axis Capital Holdings Ltd.	2.4%
First Community Corporation	2.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2.2%

[1]	Annualized